UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hocky Management Company, LLC
Address:    105 South Bedford Road, Suite 310
            Mount Kisco, New York  10549

Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Sachs
Title:      Managing Member
Phone:      (914) 244-4100

Signature                           Place                   Date of Signing:
--------------------------------------------------------------------------------
/s/ David Sachs                 Mt. Kisco NY                August 10, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                   -----------
Form 13F Information Table Entry Total:            9
                                                   -----------
Form 13F Information Table Value Total:            $10,088
                                                   -----------
                                                   (thousands)

List of Other Included Managers:

None

                              Title
                              of                               Market            SH/ Put/
Name of Issuer                Class  Cusip      Market Value   Value    Sh or    Prn Call Investment  Other       Voting Authority
                                                               (*1000)  Prn Amt           Discretion  Managers  Sole    Shared  None
AOL INC                       COM    00184X105  1,918,667.52   1,919    92,288   SH       Sole                  92,288
BED BATH & BEYOND INC         COM    75896100   927,000.00     927      25,000   SH       Sole                  25,000
SEAHAWK DRILLING INC          COM    81201R107  142,825.68     143      14,694   SH       Sole                  14,694
H&R BLOCK INC                 COM    93671105   533,460.00     533      34,000   SH       Sole                  34,000
L-1 IDENTITY SOLUTIONS INC    COM    50212A106  2,414,084.40   2,414    294,760  SH       Sole                  294,760
JACK IN THE BOX INC           COM    466367109  898,590.00     899      46,200   SH       Sole                  46,200
JACOBS ENGINEERING GROUP INC  COM    469814107  911,000.00     911      25,000   SH       Sole                  25,000
NCR CORPORATION               COM    62886E108  1,315,020.00   1,315    108,500  SH       Sole                  108,500
EXXON MOBIL CORP              COM    30231G102  1,027,260.00   1,027    18,000   SH       Sole                  18,000
                                                               10,088